SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenue	$ 10,290,626	$ 8,643,244	$ 19,467,735	$ 15,820,361	$ 35,727,199	$ 24,054,480
Total operating loss	488,958	221,293	(474,768)	(1,338,647)	(5,480,783)	(2,611,518)
Interest expense	(125,348)	(169,837)	(274,737)	(335,031)	(785,209)	(2,133,660)
Other income (loss), net	279,022	1,298,486	626,880	(2,287,216)	(158,955)	2,668,911
Loss before income taxes and equity in losses of unconsolidated affiliates	642,632	1,349,942	(122,625)	(3,960,894)	(6,424,947)	(2,076,267)
Total assets	52,536,655		52,536,655		52,791,451
E P M [Member]
Revenue from External Customer [Line Items]
Revenue	10,290,626	8,643,244	19,467,735	15,820,361	35,705,305	23,946,680
Total operating loss	2,217,043	1,556,171	2,731,850	402,295	(451,406)	19,743
Total assets	49,395,251		49,395,251		48,691,939
C P D [Member]
Revenue from External Customer [Line Items]
Revenue					21,894	107,800
Total operating loss	(1,728,085)	$ (1,334,878)	(3,206,618)	$ (1,740,942)	(5,029,377)	(2,631,261)
Total assets	$ 3,141,404		$ 3,141,404		4,099,512	4,085,636
E P M S [Member]
Revenue from External Customer [Line Items]
Total assets					48,645,789	45,266,315
Total [Member]
Revenue from External Customer [Line Items]
Total assets					$ 52,745,301	$ 49,351,951